Note 8 - Deferred Revenue (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2019	Dec. 31, 2023	Dec. 31, 2022
Contract with Customer, Liability, Revenue Recognized				$ 0	$ 909
R. I. Mind Group Ltd. [Member]
Contract with Customer, Liability			$ 2,500
Contract with Customer, Liability, Revenue Recognized			500	0	459
Contract with Customer, Liability, Cumulative Catch-up Adjustment to Revenue, Change in Estimate of Transaction Price			$ (41)
Pasithea Clinics Inc. [Member]
Contract with Customer, Liability, Revenue Recognized	$ 150	$ 300		$ 0	$ 450